UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21671

RMR PREFERRED DIVIDEND FUND
(Exact name of registrant as specified in charter)

400 CENTRE STREET NEWTON, MASSACHUSETTS	02458
(Address of principal executive offices)	(Zip code)

Adam D. Portnoy, President RMR Preferred Dividend Fund 400 Centre Street Newton, Massachusetts 02458
(Name and address of agent for service)

Copy to:

Brian D. O’Sullivan

State Street Bank and Trust Company

801 Pennsylvania Avenue, Tower II, 4th Floor

Kansas City, Missouri 64102

Elizabeth Watson, Esq.

State Street Bank and Trust Company

2 Avenue De Lafayette, 6th Floor

Boston, Massachusetts 02111

Registrant's telephone number, including area code:		(617) 332-9530

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2008

RMR Preferred Dividend Fund

Portfolio of Investments  –  March 31, 2008 (unaudited)

Company	Shares	Value
Preferred Stocks – 151.5%
Real Estate Investment Trusts– 131.6%
Apartments – 13.7%
Apartment Investment & Management Co., Series G	56,400	$1,381,236
Apartment Investment & Management Co., Series T	10,000	227,900
Associated Estates Realty Corp., Series B	39,800	961,170
Mid-America Apartment Communities, Inc., Series H	41,400	1,003,950
		3,574,256
Diversified – 14.9%
Colonial Properties Trust, Series D	10,000	244,000
Cousins Properties, Inc., Series B	17,000	347,650
Digital Realty Trust, Inc., Series A	56,200	1,292,038
Duke Realty Corp., Series O	4,000	98,400
LBA Realty LLC, Series B	25,000	450,750
Lexington Realty Trust, Series B	69,000	1,466,250
		3,899,088
Health Care – 4.5%
LTC Properties, Inc., Series F	4,000	96,720
OMEGA Healthcare Investors Inc., Series D	43,200	1,080,000
		1,176,720
Hospitality – 51.8%
Ashford Hospitality Trust, Series A	58,000	1,073,000
Ashford Hospitality Trust, Series D	7,200	131,040
Eagle Hospitality Properties Trust, Inc., Series A	95,000	950,000
Entertainment Properties Trust, Series B	9,100	204,750
Entertainment Properties Trust, Series D	30,000	608,400
FelCor Lodging Trust, Inc., Series C	167,400	3,289,410
Grace Acquisition I, Inc., Series B	83,800	838,000
Grace Acquisition I, Inc., Series C	18,900	189,000
Hersha Hospitality Trust, Series A	99,500	2,139,250
Host Marriott Corp., Series E	15,000	377,250
LaSalle Hotel Properties, Series E	70,000	1,529,150
Strategic Hotels & Resorts, Inc., Series A	13,000	245,050
Strategic Hotels & Resorts, Inc., Series B	39,100	752,284
Strategic Hotels & Resorts, Inc., Series C	27,200	511,768
Sunstone Hotel Investors, Inc., Series A	36,500	684,375
		13,522,727
Mortgage – 12.5%
Accredited Mortgage Loan REIT Trust, Series A	1,500	17,250
American Home Mortgage Investment Corp., Series A	74,300	4,644
Anthracite Capital, Inc., Series C	3,000	48,750
Anthracite Capital, Inc., Series D	51,000	675,750
Gramercy Capital Corp., Series A	20,000	365,000
MFA Mortgage Investments, Inc., Series A	40,000	840,000
Newcastle Investment Corp., Series B	28,000	400,400
NorthStar Realty Finance Corp., Series A	20,000	282,000
NorthStar Realty Finance Corp., Series B	36,000	477,000
RAIT Financial Trust, Series C	12,700	149,860
		3,260,654
Office – 22.9%
Alexandria Real Estate Equities, Inc., Series C	60,000	1,528,800
BioMed Realty Trust, Inc., Series A	35,000	777,000
Corporate Office Properties Trust, Series G	5,900	142,986
DRA CRT Acquisition Corp., Series A	40,060	691,035
Kilroy Realty Corp., Series E	600	13,143
Kilroy Realty Corp., Series F	44,100	934,479
Parkway Properties, Inc., Series D	41,000	966,370
SL Green Realty Corp., Series D	40,000	917,200
		5,971,013

See notes to portfolio of investments.

Company	Shares or Principal Amount	Value
Preferred Stocks – continued
Real Estate Investment Trusts – continued
Retail – 11.3%
Cedar Shopping Centers, Inc., Series A	42,000	$971,040
Glimcher Realty Trust, Series F	30,000	561,900
Glimcher Realty Trust, Series G	15,000	255,450
Kimco Realty Corp., Series G	5,000	119,500
Taubman Centers, Inc., Series G	45,000	1,045,350
		2,953,240
Total Real Estate Investment Trusts (Cost $44,160,325)		34,357,698
Other – 19.9%
Ford Motor Co., 6/15/43 Series	9,400	129,626
General Motors Corp., 5/15/48 Series	26,100	401,157
Great Atlantic & Pacific Tea Co., 8/01/39 Series	87,800	2,228,364
Hilltop Holdings, Inc., Series A	97,200	2,045,088
Red Lion Hotels Corp., 2/19/44 Series	15,925	398,125
Total Other (Cost $5,749,755)		5,202,360
Total Preferred Stocks (Cost $49,910,080)		39,560,058
Common Stocks – 10.3%
Real Estate Investment Trusts – 3.8%
Diversified – 0.9%
Colonial Properties Trust	9,800	235,690
Health Care – 0.9%
Care Investment Trust, Inc.	10,600	111,830
Medical Properties Trust, Inc.	11,275	127,633
		239,463
Mortgage – 1.6%
Alesco Financial, Inc.	142,500	410,400
Retail – 0.0%
Feldman Mall Properties, Inc.	5,000	12,950
Storage – 0.4%
U-Store-It Trust	8,900	100,837
Total Real Estate Investment Trusts (Cost $2,099,413)		999,340
Other – 6.5%
Abingdon Investment, Ltd. (a)	150,000	906,000
American Capital Strategies, Ltd.	10,700	365,512
Iowa Telecommunication Services, Inc.	24,500	434,385
Total Other (Cost $2,462,395)		1,705,897
Total Common Stocks (Cost $4,561,808)		2,705,237
Debt Securities – 18.5%
Ford Motor Co., 7.75%, 06/15/2043	$2,210,000	1,430,975
Ford Motor Co., 8.90%, 01/15/2032	557,000	417,750
General Motors Corp., 8.375%, 07/15/2033	2,000,000	1,410,000
Six Flags, Inc., 9.75%, 04/15/2013	2,740,000	1,575,500
Total Debt Securities (Cost $6,545,858)		4,834,225
Other Investment Companies – 4.5%
Alpine Total Dynamic Dividend Fund	32,295	519,950
Cornerstone Strategic Value Fund, Inc.	31,200	181,896
Eaton Vance Enhanced Equity Income Fund II	800	13,640
LMP Real Estate Income Fund, Inc.	4,260	62,579
Neuberger Berman Real Estate Securities Income Fund, Inc.	30,217	313,350
The Zweig Total Return Fund, Inc.	17,750	82,360
Total Other Investment Companies (Cost $1,574,048)		1,173,775

See notes to portfolio of investments.

Total Investments – 184.8% (Cost $62,591,794) (b)	48,273,295
Other assets less liabilities – 1.3%	345,256
Preferred Shares, at liquidation preference – (86.1)%	(22,500,000)
Net Assets applicable to common shareholders – 100%	$26,118,551

Notes to Portfolio of Investments

(a)	144A securities. Securities restricted for resale to Qualified Institutional Buyers (3.5% of net assets).
(b)

Although subject to adjustments to the extent 2008 distributions by the issuers of the Fund’s investments are characterized as return of capital, the cost, gross unrealized appreciation and gross unrealized depreciation of the Fund’s investments for federal income tax purposes, as of March 31, 2008, are as follows:

Cost	$62,591,794

Gross unrealized appreciation	$83,648

Gross unrealized depreciation	(14,402,147)

Net unrealized depreciation	$(14,318,499)

Reference should be made to the Fund’s financial statements for the year ended December 31, 2007, for further information concerning the income tax characterization of the Fund’s investment income and distributions.

Information regarding FAS 157

The Fund has adopted the provisions of Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements, or FAS 157, effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three tier hierarchy of inputs is summarized in the three broad levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates,  credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the three months ended March 31, 2008, maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized broker quotes, company financial information and other market indicators to value the securities whose prices were not readily available.

The following is a summary of the inputs used as of March 31, 2008, in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted prices	$45,390,295
Level 2 - Other significant observable inputs	1,977,000
Level 3 – Significant unobservable inputs	906,000
Total	$48,273,295

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities Characterized as Level 3
Balance as of 12/31/07	$1,194,000
Accrued discounts/premiums	—
Realized gain/loss and change in unrealized appreciation/depreciation	(288,000)
Net purchases/sales	—
Net transfers in and/or out of Level 3	—
Balance, as of 03/31/08	$906,000
Net change in unrealized appreciation/depreciation from investments still held as of 03/31/08	$(288,000)

Item 2.  Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)(1) Certification of Principal Executive Officer, as required by Rule 30a-2(a) under the 1940 Act.

(a)(2) Certification of Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR PREFERRED DIVIDEND FUND

By:	/s/ Adam D. Portnoy
Adam D. Portnoy
President

Date:	May 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam D. Portnoy
Adam D. Portnoy
President

Date:	May 27, 2008

By:	/s/ Mark L. Kleifges
Mark L. Kleifges
Treasurer

Date:	May 27, 2008